Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	291.55
Maximum Aggregate Offering Price	$ 145,775,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,318.15
Offering Note	(1) Amount Registered - Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Amount Registered - Represents 500,000 shares of common stock reserved for issuance under the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP"). (3) Proposed Maximum Offering Price Per Unit - Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $291.55, the average of the high and low prices of the Registrant's common stock on the New York Stock Exchange on July 31, 2025, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP.